Subsequent Events (Details) - Subsequent Event [Member]	Apr. 04, 2025 USD ($) $ / shares shares
Subsequent Events [Line Items]
Ordinary shares issued	52,000,000
Ordinary shares outstanding	52,000,000
Warrants	5 years
R.F. Lafferty & Co., Inc [Member]
Subsequent Events [Line Items]
Number of shares issued	60,000
Public price per share (in Dollars per share) | $ / shares	$ 4.8
IPO [Member]
Subsequent Events [Line Items]
Number of shares issued	2,000,000
Public price per share (in Dollars per share) | $ / shares	$ 4
Ordinary shares issued	2,000,000
IPO [Member] | Shenzhen Botan Technology Co., Ltd [Member]
Subsequent Events [Line Items]
Gross proceeds (in Dollars) | $	$ 8,000,000